Bank and Other Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bank and Other Borrowings [Line Items]
Debt interest expense	$ 298,000	$ 351,000
Minimum [Member]
Bank and Other Borrowings [Line Items]
Fixed bear interest rate	5.25%
Maximum [Member]
Bank and Other Borrowings [Line Items]
Fixed bear interest rate	15.00%
OneConstruction Engineering Projects Limited [Member]
Bank and Other Borrowings [Line Items]
Debt interest expense	$ 94,000
Outstanding principal	$ 913,000